Net deferred tax position - Summary of Net Deferred Tax Position (Details) - EUR (€) € in Millions		Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset/(liability)		€ 6,942.0		€ 5,801.0	€ 4,570.0
Deferred tax liabilities		1,666.0		2,166.0	1,857.0
Reserves likely to be distributed in the foreseeable future		73.3
Deferred tax assets		8,608.0		7,967.0	6,427.0
Consolidation adjustments (intragroup margin in inventory)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset/(liability)		1,928.0		1,927.0	1,525.0
Provision for pensions and other employee benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset/(liability)		588.0		787.0	853.0
Remeasurement of other acquired intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset/(liability)		(2,767.0)	[1]	(2,079.0)	(2,795.0)
Remeasurement of other acquired intangible assets | Bioverativ(c)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		746.0
Remeasurement of other acquired intangible assets | Principia
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		215.0
Remeasurement of other acquired intangible assets | Ablynx NV
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		151.0
Remeasurement of other acquired intangible assets | Blueprint Medicines (Netherlands) B.V.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		1,443.0
Recognition of acquired property, plant and equipment at fair value
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset/(liability)		20.0		(10.0)	(21.0)
Equity interests in subsidiaries and investments in other entities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset/(liability)	[2]	(787.0)		(1,044.0)	(1,023.0)
Tax losses available for carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset/(liability)		1,836.0		971.0	1,526.0
Stock options and other share-based payments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset/(liability)		100.0		103.0	84.0
Accrued expenses and provisions deductible at time of payments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset/(liability)	[3]	2,297.0		2,277.0	1,994.0
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset/(liability)	[4]	3,727.0		2,869.0	2,427.0
Deferred tax relating to restructuring provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		289.0		319.0	286.0
Deferred tax relating to capitalisation of R&D expenses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		€ 2,542.0		€ 2,053.0	€ 1,331.0

[1]	(a)As of December 31, 2025, includes remeasurements of the acquired intangible assets of Bioverativ (€746 million); Principia (€215 million); Ablynx
(€151 million); and Blueprint Medicines (€1,443 million), acquired in 2025 (see Note D.1.).

[2]	(b)In some countries, Sanofi is liable for withholding taxes and other tax charges when dividends are distributed. Consequently, Sanofi recognizes a deferred tax liability on the reserves of French and foreign subsidiaries (approximately €73.3 million) which it regards as likely to be distributed in the foreseeable future. In determining the amount of the deferred tax liability as of December 31, 2025, Sanofi took into account changes in the ownership structure of certain subsidiaries, and the effects of changes in the taxation of dividends in France, following the ruling of the Court of Justice of the EU in the Steria case and the resulting amendments to the 2015 Finance Act. As of December 31, 2024, this line includes a deferred tax liability arising from temporary differences on investments in subsidiaries in connection with the separation of Opella; that amount was fully reversed as of December 31,
2025 following the loss of control of Opella in April 2025 (see note D.1.).

[3]	(c)Includes deferred tax assets related to restructuring provisions, amounting to €289 million as of December 31, 2025, €319 million as of December 31, 2024, and €286 million as of December 31, 2023.
[4]	(d)Includes deferred taxes arising on the spread tax deduction of R&D expenses, amounting to €2,542 million as of December 31, 2025, €2,053 million as of
December 31, 2024, and €1,331 million as of December 31, 2023.